Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Summary of RSUs Activity	The following table presents a summary of RSU activity for the six months ended June 30, 2026:

(in thousands, except per share amounts)	Restricted stock units	Weighted average price on the date of grant
Balance as of January 1, 2026	—	$—
Converted at IPO	1,204	15.89
Post-IPO grant	355	18.68
Vested upon the consummation of the IPO (a)	(924)	14.57

Balance as of June 30, 2026	635	19.37

(a).	During the three and six months ended June 30, 2026, the total grant date fair value of restricted stock unit awards that vested was $13.5 million.

Summary of PSUs Activity	The following table presents a summary of PSU activity for the six months ended June 30, 2026:

(in thousands, except per share amounts)	Performance share units	Weighted average price on the Date of grant
Balance as of January 1, 2026	—	$—
Converted at IPO	520	18.40
Post-IPO Grant	225	27.05
Vested upon the consummation of the IPO	(167)	13.97

Balance as of June 30, 2026	578	23.04

Schedule of PSU Awards Weighted Average Assumptions
The company estimated the fair value of PSU awards using the following weighted average assumptions:

June 30, 2026
Risk free interest rate	4.15%
Stock price volatility	56.00%
Contracted term in years	3
Expected dividend yield	—
Grant date price of HMH common stock	$18.66